Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Net loss	$ (21,548)	$ (98,002)	$ (210,356)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	4,050	4,454	5,075
Amortization of intangible assets and fair value adjustments	1,720	615	(726)
Provision for loan losses	14,994	67,850	211,800
Proceeds from mortgage loans held for sale	640,551	386,705	449,253
Originations of mortgage loans held for sale	(661,448)	(427,377)	(459,137)
Stock-based compensation expense	165	110	157
Net amortization of premiums and accretion of discounts on investment securities available for sale	3,835	2,838	1,536
(Gain) loss on sale of premises and equipment	192	58	(165)
Losses on foreclosed real estate and repossessed assets	22,650	22,096	11,228
Gain on sale of investment securities available for sale	(627)	(1,481)	(468)
Gain on sale of insurance company		(1,251)	0
Income from bank-owned life insurance	(1,620)	(1,818)	(1,858)
Other-than-temporary impairment of securities		401	67
Changes in:
Interest receivable	1,252	949	1,510
Other assets	(363)	18,232	9,878
Interest payable	1,131	107	71
Other liabilities	(4,198)	(7,501)	3,869
Net cash provided by (used in) operating activities	736	(33,015)	21,734
Investing Activities:
Proceeds from maturities and calls of investment securities available for sale	83,988	105,982	28,751
Proceeds from sale of investment securities available for sale	87,518	69,912	2,605
Purchase of investment securities available for sale	(166,239)	(121,859)	(204,189)
Proceeds from sale of restricted equity securities	3,456	4,630	9,147
Purchase of restricted equity securities	(1,465)	(324)	(3,731)
Net decrease in loans	4,422	242,990	212,304
Proceeds from sale of insurance company		5,783	0
Purchase of premises and equipment	(2,918)	(2,495)	(1,731)
Proceeds from sale of premises and equipment	7,873	3,952	1,039
Proceeds from sale of foreclosed real estate and repossessed assets	37,425	33,699	9,452
Net cash provided by investing activities	54,060	342,270	53,647
Financing Activities:
Net decrease in deposits	(180,057)	(621,766)	(73,837)
Repayments of Federal Home Loan Bank borrowings	(67)	(15,067)	(11,566)
Repayments of other borrowings		(10,000)	0
Distributed non-controlling interest	(2,563)	(782)	(579)
Issuance of stock offering shares, net	47,135	15,515	260,260
Issuance of right offering shares, net	43,921	0	9,741
Forfeiture of nonvested stock		0	(38)
Common stock surrendered and repurchased	(15)	0
Preferred stock dividends paid and amortization of preferred stock discount		0	1,506
Net cash provided by (used in) financing activities	(91,646)	(632,100)	185,487
Increase (decrease) in cash and cash equivalents	(36,850)	(322,845)	260,868
Cash and cash equivalents at beginning of period	138,067	460,912	200,044
Cash and cash equivalents at end of period	101,217	138,067	460,912
Supplemental cash flow information:
Cash paid for interest	16,147	29,217	46,169
Cash paid for (refunded from) income taxes	(6,043)	(14,666)	1,181
Supplemental non-cash information:
Change in unrealized gain on securities available for sale	460	6,032	1,488
Transfer between loans and other real estate owned	28,677	59,985	71,236
Change in stock financed	(3,500)	0	(4,000)
Unpaid stock issuance costs included in other liabilities		$ 0	$ 8,326